Employee Benefit Liabilities, Net (Details) - Schedule of plan liabilities, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of plan liabilities, net [Abstract]
Defined benefit obligation	$ 5,434	$ 5,606
Fair value of plan assets	4,154	4,200
Total liabilities, net	$ 1,280	$ 1,406